Offerings - Offering: 1	Aug. 02, 2024 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 38,117,490.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,626.14
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,626.14 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on August 2, 2024 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.